Commitment and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Payments Under Noncancellable Operating Leases
Future minimum payments as of December 31, 2021 under the noncancellable operating leases are as follows (in thousands):

Operating Leases
Years ended:
2022	$2,393
2023	2,341
2024	2,412
2025	2,484
2026 and after	2,340

Total minimum lease payments	$11,970